Subsequent Events	12 Months Ended
Mar. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 20 — SUBSEQUENT EVENTS

The Company has evaluated events subsequent to the balance sheet date of March 31, 2022 to the date on which the financial statements are available to be issued (“the date of the financial statements”).

On May 18, 2022, UTime GZ entered into a loan agreement with Huaneng Guicheng Trust Company Limited to borrow RMB2.0 million for 2 years at an annual effective interest rate of 11.34%. The loan is guaranteed by Mr. Bao.

In May 2022, UTime GZ entered into a credit line agreement with China Resources SZITIC Trust Company Limited, according to which China Resources SZITIC Trust Company Limited agreed to provide UTime GZ with a credit facility of up to RMB3.0 million. On May 19, 2022, UTime GZ entered into a loan agreement with China Resources SZITIC Trust Company Limited to borrow RMB1.0 million for 2 years at an annual effective interest rate of 11.34%. The loan is also guaranteed by Mr. Bao.

In May 2022, UTime SZ entered into a credit line agreement with Huaneng Guicheng Trust Company Limited, according to which Huaneng Guicheng Trust Company Limited agreed to provide UTime SZ with a credit facility of up to RMB3.0 million. On May 19,2022, UTime SZ entered into a loan agreement with Huaneng Guicheng Trust Company Limited to borrow RMB1.99 million for 2 years at an annual effective interest rate of 9.45%. The loan is also guaranteed by Mr. Bao.

On May 19, 2022, UTime SZ entered into a loan agreement with Webank to borrow RMB1.99 million for 2 years at an annual effective interest rate of 9.45%. The loan is also guaranteed by Mr. Bao.

In November 2021, UTime SZ entered into a credit agreement with PingAn Bank Co., Ltd., according to which PingAn Bank Co., Ltd. agreed to provide UTime SZ with a credit facility of up to RMB2.0 million for a term of 3 years. On May 26, 2022, UTime SZ renewed a loan agreement with PingAn Bank to borrow RMB2.0 million for a term of 6 months at an annual effective interest rate of 12.96%. The loan is guaranteed by Mr. Bao and his spouse.

In June 2022, UTime SZ entered into a credit agreement with Jiangsu Suning Bank, according to which Jiangsu Suning Bank agreed to provide UTime SZ with a credit facility of up to RMB2.0 million with a three-year term from June 13, 2022 to May 5, 2025. On June 13, 2022 UTime SZ entered into a loan agreement with Jiangsu Suning Bank to borrow RMB2.0 million for a term of 1 year at an annual effective interest rate of 12.0%.